Victory Multi-Cap Fund Expense Example, No Redemption - Victory Multi-Cap Fund - Class C	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 219
Expense Example, No Redemption, 3 Years	709
Expense Example, No Redemption, 5 Years	1,226
Expense Example, No Redemption, 10 Years	$ 2,365